Prudential Day One Income Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 89.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	134,699	$ 1,384,708
PGIM Global Real Estate Fund (Class R6)	21,561	591,644
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,489	97,365
PGIM QMA Commodity Strategies Fund (Class R6)	50,989	488,476
PGIM QMA International Developed Markets Index Fund (Class R6)	40,255	489,500
PGIM QMA Large-Cap Core Equity Fund (Class R6)	68,836	1,079,343
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	8,855	97,408
PGIM QMA US Broad Market Index Fund (Class R6)	42,283	587,728
PGIM TIPS Fund (Class R6)	258,344	2,565,357
PGIM Total Return Bond Fund (Class R6)	98,897	1,485,429

Total Long-Term Investments (cost $8,399,197)		8,866,958

Short-Term Investment 10.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,014,643)	1,014,643	1,014,643

TOTAL INVESTMENTS 100.2% (cost $9,413,840)(w)		9,881,601
Liabilities in excess of other assets (0.2)%		(23,015)

Net Assets 100.0%		$ 9,858,586

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds